Schedule of Investments TCW Transform Systems ETF July 31, 2025 (Unaudited)

Investments	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 22.7%
Airbus SE	150,659	$30,266,918
General Electric Co.	209,927	56,907,010
Safran S.A.	151,649	50,101,402
		137,275,330
Building Products - 4.6%
Trane Technologies plc	62,574	27,412,418
Commercial Services & Supplies - 6.8%
Republic Services, Inc., Class A	176,289	40,661,058
Electric Utilities - 1.5%
Constellation Energy Corp.	26,124	9,086,972
Electrical Equipment - 21.6%
GE Vernova, Inc.	44,402	29,318,197
Hubbell, Inc., Class B	13,466	5,891,106
Schneider Electric SE	58,002	15,108,297
Siemens Energy AG*	238,377	27,747,655
Vertiv Holdings Co., Class A	355,196	51,716,537
		129,781,792
Electronic Equipment, Instruments & Components - 4.0%
Mirion Technologies, Inc., Class A*	1,079,729	24,131,943
Ground Transportation - 5.0%
Canadian Pacific Kansas City Ltd.	163,675	12,038,296
Union Pacific Corp.	81,344	18,055,928
		30,094,224
Independent Power & Renewable Electricity Producers - 13.2%
Talen Energy Corp.*	79,149	29,884,288
Vistra Corp.	238,600	49,757,644
		79,641,932
Machinery - 1.1%
Sandvik AB	259,119	6,331,564
Oil, Gas & Consumable Fuels - 4.9%
Cameco Corp.	232,388	17,412,833
Chevron Corp.	39,673	6,016,014
Exxon Mobil Corp.	53,871	6,014,158
		29,443,005
Semiconductors & Semiconductor Equipment - 9.5%
Broadcom, Inc.	102,026	29,965,036
First Solar, Inc.*	69,720	12,182,176
Marvell Technology, Inc.	187,808	15,094,129
		57,241,341
Investments	Shares	Value
Software - 4.5%
Microsoft Corp.	50,871	$27,139,679
Total Common Stocks
(Cost $453,393,841)		598,241,258
	Principal
Short-Term Investments - 0.4%
Time Deposit - 0.4%
Skandinaviska Enskilda Banken, Stockholm 3.68% 8/1/2025
(Cost $2,700,362)	$2,700,362	2,700,362
Total Investments - 99.8%
(Cost $456,094,203)		$600,941,620
Other Assets Less Liabilities - 0.2%		1,289,343
Net Assets - 100.0%		$602,230,963

*	Non-income producing security.

Schedule of Investments (Continued) TCW Transform Systems ETF July 31, 2025 (Unaudited)

Fair Value Measurement

The Fund discloses the fair market value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets that the Fund has the ability to access.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks*	$598,241,258	$–	$–	$598,241,258
Short-Term Investments
Time Deposit	2,700,362	–	–	2,700,362
Total Investments	$600,941,620	$–	$–	$600,941,620

*	Please refer to the Schedule of Investments to view securities segregated by industry.